EQUITY INCENTIVE PLANS - Disclosure of Outstanding and changes of Restricted Share Units (Details)	12 Months Ended
Dec. 31, 2021 shares
Equity Incentive Plans [Abstract]
Number of shares issued or issuable on vesting, DECEMBER 31, 2019 and 2020	0
RSUs Granted	239,100
Number of shares issued or issuable on vesting, DECEMBER 31, 2021	239,100